UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal Trust II
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

Carbon Collective Climate Solutions ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2024 Carbon Collective Climate Solutions ETF Ticker: CCSO (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Carbon Collective Climate Solutions ETF (the "Fund") for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.carboncollectivefunds.com/ccso. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Climate Solutions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Climate Solutions ETF	$35	0.35%

Cumulative Performance

(Initial Investment of $10,000)

Carbon Collective Climate Solutions U.S. Equity ETF (NAV)
Carbon Collective Climate Solutions U.S. Equity ETF (MKT)
S&P 500 TR
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$14,581
$9,938
$9,920
09/19/2022
12/31/2022
04/30/2023
08/31/2023
12/31/2023
04/30/2024
07/31/2024

Annual Performance

	1 Year	Since Inception (9/19/2022)
Carbon Collective Climate Solutions ETF - at NAV	-7.13%	-0.43%
Carbon Collective Climate Solutions ETF - at Market	-6.99%	-0.34%
S&P 500® Total Return Index	22.15%	22.44%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.carboncollectivefunds.com/ccso for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of -7.13% (NAV) and -6.99% (Market). This compares to the 22.15% total return of the S&P 500® Total Return Index for the same period. The Fund experienced a slight decline over the past year, primarily due to macroeconomic challenges and policy uncertainties affecting companies focused on climate solutions infrastructure.

What Factors Influenced Performance

- Economic Pressures: Persistent high inflation and elevated interest rates negatively impacted companies involved in renewable energy and building infrastructure, which constitute a significant portion of our ETF holdings.- Political Uncertainty: The upcoming election and questions surrounding the continuity of key subsidies for clean energy and climate initiatives have contributed to market volatility, affecting companies within our portfolio.

Positioning

Despite these challenges, the Fund maintains its strategic position in the climate solutions sector. In accordance with our investment strategy, we continue to invest in companies developing solutions to climate change, as laid out by project drawdowns and the IEA. The Fund's underperformance this year reflects broader economic pressures rather than a fundamental shift in the viability of climate-focused investments.

Carbon Collective Climate Solutions ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$28,961
Number of Holdings	206
Total Management Fee	$81,740
Annual Portfolio Turnover	18%

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Tesla, Inc.	6.1
Carrier Global Corp.	5.0
Johnson Controls International PLC	4.9
Nucor Corp.	4.8
Waste Connections, Inc.	4.8
Waste Management, Inc.	4.6
Southern Copper Corp.	4.6
Quanta Services, Inc.	4.5
First Solar, Inc.	3.3
Li Auto, Inc. - Class A	2.9

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distributor: Foreside Fund Services, LLC

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.carboncollectivefunds.com/ccso.

Carbon Collective Short Duration Green Bond ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2024 Carbon Collective Short Duration Green Bond ETF Ticker: CCSB (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Carbon Collective Short Duration Green Bond ETF (the "Fund") for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.carboncollectivefunds.com/ccsb. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Short Duration Green Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Short Duration Green Bond ETF	$15	0.15%

The Fund commenced operations on April 11, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Carbon Collective Short Duration Green Bond ETF (NAV)
Carbon Collective Short Duration Green Bond ETF (MKT)
Bloomberg U.S. Aggregate Bond Index
10,600
10,400
10,200
10,000
9,800
$10,452
$10,237
$10,233
4/11/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024

Annual Performance

Since Inception (4/11/2024)
Carbon Collective Short Duration Green Bond ETF - at NAV	2.37%
Carbon Collective Short Duration Green Bond ETF - at Market	2.33%
Bloomberg U.S. Aggregate Bond Index	4.52%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.carboncollectivefunds.com/ccsb for more recent performance information

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 2.37% (NAV) and 2.33% (Market). This compares to the 4.52% total return of the Bloomberg U.S. Aggregate Bond Index for the same period. While the Fund has only been operational for four months, it has delivered steady strong performance over this timeframe while maintaining relatively low volatility, as per the investment goals laid out in the Fund's prospectus.

What Factors Influenced Performance

Bond Market Volatility: The Fund managers were able to capitalize on uncertainty within the bond markets on when the first interest rates would come to generate profits from in and out of certain positions. Inverted Yield Curve: The Fund continued to benefit from the inverted yield curve by keeping its average duration relatively short. Interest Rate Drops: The Fund has benefited from the widespread belief that the first interest rate drops will come after the September, 2024 Fed meeting.

Positioning

Given its strong performance, the Fund managers plan no major updates to their strategy for the upcoming period.

Carbon Collective Short Duration Green Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$11,665
Number of Holdings	22
Total Management Fee	$15,185
Portfolio Turnover*	83%

*Not annualized for periods less than one year.

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
The AES Corp., 1.38%, 01/15/2026	8.1
State Street Corp., 5.75% (SOFR + 1.35%), 11/04/2026	4.3
Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026	4.3
JPMorgan Chase & Co., 0.77% (SOFR + 0.49%), 08/09/2025	4.3
The PNC Financial Services Group, Inc., 4.76% (SOFR + 1.09%), 01/26/2027	4.3
Wells Fargo & Co., 4.54% (SOFR + 1.56%), 08/15/2026	4.3
Southern Copper Corp., 3.88%, 04/23/2025	4.2
Bank of America Corp., 1.53% (SOFR + 0.65%), 12/06/2025	4.2
Avangrid, Inc., 3.20%, 04/15/2025	4.2
Honda Motor Co. Ltd., 2.27%, 03/10/2025	4.2

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distributor: Foreside Fund Services, LLC

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.carboncollectivefunds.com/ccsb.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Carbon Collective Climate Solutions U.S. Equity ETF

	FYE 7/31/2024	FYE 7/31/2023
( a ) Audit Fees	$12,500	$11,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Carbon Collective Short Duration Green Bond ETF

	FYE 7/31/2024	FYE 7/31/2023
( a ) Audit Fees	$12,500	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2024	FYE 7/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 7/31/2024	FYE 7/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements

July 31, 2024

Tidal Trust II

•	Carbon Collective Climate Solutions U.S. Equity ETF	| CCSO | The Nasdaq Stock Market, LLC
•	Carbon Collective Short Duration Green Bond ETF	| CCSB | The Nasdaq Stock Market, LLC

Carbon Collective ETFs

Schedule of Investments	Carbon Collective Climate Solutions U.S. Equity ETF

July 31, 2024

COMMON STOCKS - 99.0%	Shares	Value
Aerospace & Defense - 0.8%
Amprius Technologies, Inc.(a)	3,033	$3,639
Archer Aviation, Inc. - Class A(a)	11,371	47,417
Eve Holding, Inc.(a)	12,063	41,497
Joby Aviation, Inc.(a)	26,167	156,479
		249,032

Airlines - 0.1%
Lilium NV - Class A(a)	21,138	18,244

Auto Manufacturers - 14.6%
Arrival SA(a)	650	33
AYRO, Inc.(a)	153	112
Canoo, Inc.(a)	1,134	2,279
Cenntro, Inc.(a)	1,146	1,753
Chijet Motor Co., Inc.(a)	196	647
Envirotech Vehicles, Inc.(a)	611	1,014
Hyliion Holdings Corp.(a)	7,287	16,177
Hyzon Motors, Inc.(a)	9,191	1,271
Li Auto, Inc. - Class A - ADR(a)	42,930	847,438
Lucid Group, Inc.(a)	81,623	287,313
Mullen Automotive, Inc.(a)	66	77
Nikola Corp.(a)	2,435	21,866
NIO, Inc. - Class C - ADR(a)	79,039	350,933
Phoenix Motor, Inc.(a)	726	267
Rivian Automotive, Inc. - Class A(a)	39,287	644,700
Tesla, Inc.(a)	7,597	1,763,036
The Lion Electric Co.(a)	8,912	6,417
Xos, Inc. (a)	280	1,714
XPeng, Inc. - ADR(a)	34,366	276,990
		4,224,037

Auto Parts & Equipment - 0.6%
Ads-Tec Energy PLC(a)	2,022	25,679
CBAK Energy Technology, Inc.(a)	3,363	4,221
Microvast Holdings, Inc.(a)	11,341	4,431
QuantumScape Corp. - Class A(a)	19,532	126,177
SES AI Corp. - Class A(a)	13,075	16,082
Solid Power, Inc.(a)	5,996	11,272
		187,862

Biotechnology - 0.0%(b)
ALT5 Sigma Corp.(a)	137	226
Yield10 Bioscience, Inc.(a)	8	15
		241

Building Materials - 16.1%
AAON, Inc.	2,807	248,504
Apogee Enterprises, Inc.	843	57,863
Carrier Global Corp.	21,351	1,454,217
Crown ElectroKinetics Corp.(a)	1	3
Energy Focus, Inc.(a)	88	116
Johnson Controls International PLC	19,657	1,406,262
Lennox International, Inc.	1,315	767,302
LSI Industries, Inc.	1,093	18,647

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Carbon Collective Climate Solutions U.S. Equity ETF

July 31, 2024

Owens Corning	3,306	616,172
Research Frontiers, Inc.(a)	1,226	2,415
Reto Eco-solutions, Inc.(a)	17	25
Tecnoglass, Inc.	1,792	96,428
		4,667,954

Chemicals - 0.7%
Arcadium Lithium PLC(a)	43,374	137,929
CN Energy Group, Inc. - Class A(a)	125	45
Daqo New Energy Corp. - ADR(a)	2,922	51,223
Flexible Solutions International, Inc.	456	921
Origin Materials, Inc.(a)	5,866	5,280
		195,398

Commercial Services - 4.6%
Quanta Services, Inc.	4,937	1,310,181
Willdan Group, Inc.(a)	502	17,008
		1,327,189

Distribution & Wholesale - 1.5%
Hudson Technologies, Inc.(a)	1,754	15,014
Ideanomics, Inc.(a)	605	369
LKQ Corp.	9,830	407,945
		423,328

Electric - 3.7%
Altus Power, Inc. - Class A(a)	5,858	24,604
Ameresco, Inc. - Class A(a)	2,141	67,591
Atlantica Sustainable Infrastructure PLC	4,212	93,085
Brookfield Renewable Corp. - Class A	6,891	193,637
Clearway Energy, Inc. - Class A	8,022	197,582
Enlight Renewable Energy Ltd.(a)	16,671	256,900
FTC Solar, Inc.(a)	4,454	1,861
Ormat Technologies, Inc.	2,246	174,379
ReNew Energy Global PLC - Class A(a)	13,477	78,436
		1,088,075

Electrical Components & Equipment - 1.3%
Acuity Brands, Inc.	1,199	301,369
ChargePoint Holdings, Inc.(a)	14,347	31,133
Electrovaya, Inc.(a)	1,083	2,653
ESS Tech, Inc.(a)	7,056	5,279
Ideal Power, Inc.(a)	197	1,456
Novonix Ltd. - ADR(a)	7,060	13,273
Nuvve Holding Corp.(a)	25	16
Orion Energy Systems, Inc.(a)	1,304	1,408
Ultralife Corp.(a)	590	7,068
Wallbox NV - Class A(a)	7,945	12,950
		376,605

Electronics - 1.4%
Badger Meter, Inc.	1,075	221,622
Itron, Inc.(a)	1,841	190,433
KULR Technology Group, Inc.(a)	4,920	1,371
SemiLEDs Corp.(a)	159	240
		413,666

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Carbon Collective Climate Solutions U.S. Equity ETF

July 31, 2024

Energy-Alternate Sources - 8.8%
Advent Technologies Holdings, Inc.(a)	93	419
Array Technologies, Inc.(a)	5,638	59,312
Ascent Solar Technologies, Inc.(a)	125	11
Ballard Power Systems, Inc.(a)	11,378	25,942
Beam Global(a)	551	3,356
Brenmiller Energy Ltd.(a)	75	56
Broadwind, Inc.(a)	812	2,647
Canadian Solar, Inc.(a)	2,596	43,042
Eco Wave Power Global AB - ADR(a)	189	529
Emeren Group Ltd. - ADR(a)	2,427	4,174
Energy Vault Holdings, Inc.(a)	5,676	5,790
Enphase Energy, Inc.(a)	5,973	687,552
Eos Energy Enterprises, Inc.(a)	5,166	10,177
First Solar, Inc.(a)	4,413	953,164
Fluence Energy, Inc. - Class A(a)	6,741	110,418
Flux Power Holdings, Inc.(a)	693	2,536
Freyr Battery, Inc.(a)	5,592	10,066
Fusion Fuel Green PLC - Class A(a)	671	550
FutureFuel Corp.	1,722	9,626
Gevo, Inc.(a)	8,578	4,984
Heliogen, Inc.(a)	223	713
JinkoSolar Holding Co. Ltd. - ADR	1,968	40,856
Maxeon Solar Technologies Ltd.(a)	2,163	384
Montauk Renewables, Inc.(a)	5,297	31,464
NeoVolta, Inc.(a)	1,196	3,217
NextEra Energy Partners L.P.	3,398	86,819
Nxu, Inc.(a)	13	5
OPAL Fuels, Inc. - Class A(a)	6,330	26,143
Pineapple Energy, Inc.(a)	24	30
Plug Power, Inc.(a)	30,093	74,330
Shoals Technologies Group, Inc. - Class A(a)	6,475	42,087
SolarEdge Technologies, Inc.(a)	2,643	76,277
SPI Energy Co. Ltd.(a)	1,257	427
Spruce Power Holding Corp.(a)	650	2,223
Stem, Inc.(a)	6,405	7,814
Sunnova Energy International, Inc.(a)	4,745	33,547
SunPower Corp.(a)	7,145	6,098
Sunrun, Inc.(a)	9,063	158,874
Tigo Energy, Inc.(a)	2,316	3,937
TPI Composites, Inc.(a)	1,712	7,293
VivoPower International PLC(a)	90	184
		2,537,073

Engineering & Construction - 3.9%
Comfort Systems USA, Inc.	1,337	444,446
MYR Group, Inc.(a)	601	84,428
TopBuild Corp.(a)	1,273	609,181
		1,138,055
Environmental Control - 12.5%
374Water, Inc.(a)	5,253	6,356
Aqua Metals, Inc.(a)	3,729	1,158
Enviri Corp.(a)	3,095	36,583
GFL Environmental, Inc.	18,781	729,078
Greenwave Technology Solutions, Inc.(a)	4	5
LanzaTech Global, Inc.(a)	7,558	13,680

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Carbon Collective Climate Solutions U.S. Equity ETF

July 31, 2024

Li-Cycle Holdings Corp.(a)	604	2,102
Perma-Fix Environmental Services, Inc.(a)	511	6,485
PureCycle Technologies, Inc.(a)	12,002	92,535
PyroGenesis Canada, Inc.(a)	6,399	3,926
Quest Resource Holding Corp.(a)	753	6,355
Waste Connections, Inc.	7,761	1,379,673
Waste Management, Inc.	6,606	1,338,772
		3,616,708

Food - 0.3%
Beyond Meat, Inc.(a)	2,491	15,643
Laird Superfood, Inc.(a)	341	1,402
Oatly Group AB - ADR(a)	21,881	21,599
Steakholder Foods Ltd. - ADR(a)	88	247
SunOpta, Inc.(a)	4,315	22,869
The Hain Celestial Group, Inc.(a)	3,147	24,358
		86,118

Home Builders - 1.1%
Installed Building Products, Inc.	1,168	315,769

Household Products & Wares - 0.1%
Quanex Building Products Corp.	1,275	42,585

Internet - 0.1%
Liquidity Services, Inc.(a)	1,093	24,560
Swvl Holdings Corp.(a)	195	1,564
		26,124

Iron & Steel - 8.4%
Commercial Metals Co.	4,219	253,562
Nucor Corp.	8,527	1,389,389
Radius Recycling, Inc. - Class A	1,221	22,124
Steel Dynamics, Inc.	5,585	744,034
Universal Stainless & Alloy Products, Inc.(a)	330	12,382
		2,421,491

Leisure Time - 0.3%
Ezgo Technologies Ltd.(a)	71	89
Forza X1, Inc.(a)	625	195
Gogoro, Inc.(a)	9,294	14,034
Kandi Technologies Group, Inc.(a)	2,981	5,723
Livewire Group, Inc.(a)	8,042	59,270
Niu Technologies - Class A - ADR(a)	3,035	6,009
Vision Marine Technologies, Inc.(a)	459	194
Volcon, Inc.(a)	1	2
Zapp Electric Vehicles Group Ltd.(a)	83	825
		86,341
Machinery-Construction & Mining - 0.3%
Lightbridge Corp.(a)	484	1,559
NuScale Power Corp. - Class A(a)	7,823	79,951
		81,510
Machinery-Diversified - 1.6%
CSW Industrials, Inc.	574	186,217
GrafTech International Ltd.(a)	9,660	7,420

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Carbon Collective Climate Solutions U.S. Equity ETF

July 31, 2024

Watts Water Technologies, Inc. - Class A	1,263	262,098
		455,735

Metal Fabricate & Hardware - 0.9%
Metallus, Inc.(a)	1,601	35,895
Valmont Industries, Inc.	748	223,173
		259,068

Mining - 9.7%
American Lithium Corp.(a)	7,331	3,134
Cameco Corp.	16,271	740,168
Centrus Energy Corp. - Class A(a)	601	26,258
Denison Mines Corp.(a)	46,388	91,384
Energy Fuels, Inc.(a)	7,929	45,116
ERO Copper Corp.(a)	4,936	96,252
ioneer Ltd. - ADR(a)	2,961	10,837
Lithium Americas Corp.(a)	5,455	14,783
MP Materials Corp.(a)	6,527	88,245
NexGen Energy Ltd.(a)	27,236	181,664
Sigma Lithium Corp.(a)	5,943	64,957
Southern Copper Corp.	12,468	1,329,214
TMC the metals Co., Inc.(a)	12,466	13,463
Uranium Energy Corp.(a)	14,551	86,287
Uranium Royalty Corp.(a)	4,143	9,985
Ur-Energy, Inc.(a)	11,525	14,291
Westwater Resources, Inc.(a)	2,147	1,089
		2,817,127

Miscellaneous Manufacturers - 0.0%(b)
Graphex Group Ltd. - ADR(a)	1,579	442
Loop Industries, Inc.(a)	1,698	3,328
		3,770

Retail - 1.5%
Allego NV(a)	4,937	8,344
ATRenew, Inc. - ADR(a)	8,418	22,560
Beacon Roofing Supply, Inc.(a)	2,448	251,654
Blink Charging Co.(a)	2,454	8,074
Clean Energy Fuels Corp.(a)	8,358	23,820
EVgo, Inc. - Class A(a)	11,812	45,358
Jiuzi Holdings, Inc.(a)	334	618
NaaS Technology, Inc. - ADR(a)	12,622	65,130
		425,558

Software - 4.0%
8x8, Inc.(a)	4,314	13,287
Baijiayun Group Ltd.(a)	602	5,183
DocuSign, Inc.(a)	7,579	420,483
Faraday Future Intelligent Electric, Inc. - Class A(a)	20,294	7,103
Freight Technologies, Inc.(a)	22	5
Kaltura, Inc.(a)	4,614	6,137
Zoom Video Communications, Inc. - Class A(a)	11,506	694,962
		1,147,160
Telecommunications - 0.1%
AudioCodes Ltd.	1,206	13,628
ClearOne, Inc.	893	625

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Carbon Collective Climate Solutions U.S. Equity ETF

July 31, 2024

Oblong, Inc.(a)	95	16
Preformed Line Products Co.	191	26,333
		40,602
TOTAL COMMON STOCKS (Cost $27,583,444)		28,672,425

REAL ESTATE INVESTMENT TRUSTS - 0.5%
HA Sustainable Infrastructure Capital, Inc.	4,336	142,091
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $121,023)		142,091

WARRANTS - 0.0%(b)	Contracts
Chemicals - 0.0%(b)
Danimer Scientific, Inc., Expires 07/15/2025, Exercise Price $11.50(a)	1,162	87
TOTAL WARRANTS (Cost $83)		87

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(c)	142,265	142,265
TOTAL SHORT-TERM INVESTMENTS (Cost $142,265)		142,265

TOTAL INVESTMENTS - 100.0% (Cost $27,846,815)		$28,956,868
Other Assets in Excess of Liabilities - 0.0%(b)		3,966
TOTAL NET ASSETS - 100.0%		$28,960,834

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Carbon Collective Short Duration Green Bond ETF
July 31, 2024

CORPORATE BONDS - 81.8%	Par	Value
Banks - 29.9%(a)
Bank of America Corp., 1.53% (SOFR + 0.65%), 12/06/2025	$500,000	$493,027
JPMorgan Chase & Co., 0.77% (SOFR + 0.49%), 08/09/2025	500,000	499,481
Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026	500,000	503,127
State Street Corp., 5.75% (SOFR + 1.35%), 11/04/2026	500,000	504,037
The Goldman Sachs Group, Inc., 0.86% (SOFR + 0.61%), 02/12/2026	500,000	487,812
The PNC Financial Services Group, Inc., 4.76% (SOFR + 1.09%), 01/26/2027	500,000	497,470
Wells Fargo & Co., 4.54% (SOFR + 1.56%), 08/15/2026	500,000	496,170
		3,481,124

Electric - 24.3%
Avangrid, Inc.
3.20%, 04/15/2025	500,000	492,083
3.80%, 06/01/2029	500,000	476,032
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028	500,000	450,641
Southern Power Co., 0.90%, 01/15/2026	500,000	471,640
The AES Corp., 1.38%, 01/15/2026	1,000,000	947,772
		2,838,168

Electronics - 4.2%
Jabil, Inc., 4.25%, 05/15/2027	500,000	490,869

Energy-Alternate Sources - 3.4%
Hanwha Energy USA Holdings Corp., 4.13%, 07/05/2025, (Acquired 05/14/2024; Cost $394,624)(b)	400,000	396,288

Mining - 4.2%
Southern Copper Corp., 3.88%, 04/23/2025	500,000	494,260

Packaging & Containers - 4.2%
Sonoco Products Co., 1.80%, 02/01/2025	500,000	490,287

Private Equity - 4.1%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026, (Acquired 05/23/2024; Cost $477,404)(b)	500,000	477,913

REITS - 3.8%
Equinix, Inc., 1.55%, 03/15/2028	500,000	446,252

Semiconductors - 3.7%
Micron Technology, Inc., 2.70%, 04/15/2032	500,000	424,845
TOTAL CORPORATE BONDS (Cost $9,457,081)		9,540,006

FOREIGN CORPORATE BONDS - 7.7%
Auto Manufacturers - 4.2%
Honda Motor Co. Ltd., 2.27%, 03/10/2025	500,000	491,269

Auto Parts & Equipment - 3.5%
LG Energy Solution Ltd., 5.63%, 09/25/2026, (Acquired 05/14/2024; Cost $400,228)(b)	400,000	404,207
TOTAL FOREIGN CORPORATE BONDS (Cost $890,929)		895,476

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Carbon Collective Short Duration Green Bond ETF
July 31, 2024

SHORT-TERM INVESTMENTS - 9.8%
First American Government Obligations Fund - Class X, 5.23%(c)	1,147,871	1,147,871
TOTAL SHORT-TERM INVESTMENTS (Cost $1,147,871)		1,147,871
TOTAL INVESTMENTS - 99.3% (Cost $11,495,881)		11,583,353
Other Assets in Excess of Liabilities - 0.7%		82,083
TOTAL NET ASSETS - 100.0%		$11,665,436

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $1,278,408 or 11.0% of the Fund’s net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Carbon Collective ETFs
July 31, 2024

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
ASSETS:
Investments, at value	$28,956,868	$11,583,353
Dividends receivable	11,893	—
Interest receivable	511	87,017
Total assets	28,969,272	11,670,370

LIABILITIES:
Payable to adviser	8,438	4,934
Total liabilities	8,438	4,934
NET ASSETS	$28,960,834	$11,665,436

NET ASSETS CONSISTS OF:
Paid-in capital	$28,653,942	$11,536,416
Total distributable earnings	306,892	129,020
Total net assets	$28,960,834	$11,665,436

Net assets	$28,960,834	$11,665,436
Shares issued and outstanding(a)	1,475,000	575,000
Net asset value per share	$19.63	$20.29

COST:
Investments, at cost	$27,846,815	$11,495,881

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Carbon Collective ETFs
For the Year/Period Ended July 31, 2024

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF(a)
INVESTMENT INCOME:
Dividend income	$207,610	$—
Less: Dividend withholding taxes	(4,444)	—
Less: Issuance fees	(3,801)	—
Interest income	5,022	153,662
Total investment income	204,387	153,662

EXPENSES:
Investment advisory fee	81,740	15,185
Total expenses	81,740	15,185
NET INVESTMENT INCOME	122,647	138,477

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(290,440)	9,044
Net realized gain/(loss)	(290,440)	9,044
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,043,931)	87,472
Net change in unrealized appreciation/(depreciation)	(1,043,931)	87,472
Net realized and unrealized gain/(loss)	(1,334,371)	96,516
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,211,724)	$234,993

(a)	Inception date of the Fund was April 11, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Carbon Collective ETFs

	Carbon Collective Climate Solutions U.S. Equity ETF		Carbon Collective Short Duration Green Bond ETF
	Year ended July 31, 2024	Period ended July 31, 2023(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income	$122,647	$112,996	$138,477
Net realized gain/(loss)	(290,440)	632,526	9,044
Net change in unrealized appreciation/(depreciation)	(1,043,931)	2,153,984	87,472
Net increase/(decrease) in net assets from operations	(1,211,724)	2,899,506	234,993

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(184,511)	(36,414)	(105,973)
Total distributions to shareholders	(184,511)	(36,414)	(105,973)

CAPITAL TRANSACTIONS:
Subscriptions	9,384,945	22,384,825	11,525,890
Redemptions	(1,403,588)	(2,972,205)	—
ETF transaction fees (See Note 7)	—	—	10,526
Net increase in net assets from capital transactions	7,981,357	19,412,620	11,536,416

NET INCREASE IN NET ASSETS	6,585,122	22,275,712 (d)	11,665,436

NET ASSETS:
Beginning of the year/period	22,375,712	100,000 (c)	—
End of the year/period	$28,960,834	$22,375,712	$11,665,436

SHARES TRANSACTIONS
Beginning of Period	—	5,000 (c)	—
Subscriptions	500,000	1,200,000	575,000
Redemptions	(75,000)	(155,000)	—
Total increase in shares outstanding	425,000	1,050,000	575,000

(a)	Inception date of the Fund was September 19, 2022.
(b)	Inception date of the Fund was April 11, 2024.
(c)	Reflects the seed capital contributed by Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”) as of commencement of operations, which was subsequently redeemed.
(d)	Net increase in net assets was incorrectly presented as $22,375,712 in the July 31, 2023 annual report and corrected to $22,275,712 in the current report.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Carbon Collective Climate Solutions U.S. Equity ETF
For a share outstanding throughout each year/period presented

	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of year/period	$21.31	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.13
Net realized and unrealized gain (loss) on investments(c)	(1.62)	1.22
Total from investment operations	(1.52)	1.35

LESS DISTRIBUTIONS FROM:
From net investment income	(0.16)	(0.04)
Total distributions	(0.16)	(0.04)

Net asset value, end of year/period	$19.63	$21.31

TOTAL RETURN	(7.13)%	6.81	%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$28,961	$22,376
Ratio of expenses to average net assets	0.35%	0.35	%(e)
Ratio of tax expense to average net assets	-%	0.00	%(e)(g)
Ratio of operational expenses to average net assets excluding tax expense	0.35%	0.35	%(e)
Ratio of net investment income to average net assets	0.53%	0.83	%(e)
Portfolio turnover rate(f)	18%	37	%(d)

(a)	Inception date of the Fund was September 19, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Carbon Collective Short Duration Green Bond ETF
For a share outstanding throughout the period presented

Period ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.27
Net realized and unrealized gain on investments(c)	0.18
Total from investment operations	0.45

LESS DISTRIBUTIONS FROM:
From net investment income	(0.18)
Total distributions	(0.18)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.02
Net asset value, end of period	$20.29

TOTAL RETURN(d)	2.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,665
Ratio of expenses to average net assets(e)	0.50%
Ratio of net investment income to average net assets(e)	4.56%
Portfolio turnover rate(d)(f)	83%

(a)	Inception date of the Fund was April 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Carbon Collective ETFs
July 31, 2024

NOTE 1 – ORGANIZATION

The Carbon Collective Climate Solutions U.S. Equity ETF and Carbon Collective Short Duration Green Bond ETF (each, a “Fund,” and collectively, the “Funds”) are diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Carbon Collective Investing, LLC (“Carbon Collective” or the “Sub-Adviser”), serves as investment sub-adviser to the Funds. Artesian Capital Management LP (“Artesian Capital” or the “Sub-Adviser”), also serves as a sub-adviser for the Carbon Collective Short Duration Green Bond ETF. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Carbon Collective Climate Solutions U.S. Equity ETF commenced operations on September 19, 2022. The Carbon Collective Short Duration Green Bond ETF commenced operations on April 11, 2024.

The investment objective of the Carbon Collective Climate Solutions U.S. Equity ETF is to seek to achieve long-term capital appreciation. The investment objective of the Carbon Collective Short Duration Green Bond ETF is to seek maximum total return, consistent with preservation of capital and prudent investment management.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value is determine by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to Financial Statements	Carbon Collective ETFs
July 31, 2024

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2024:

Carbon Collective Climate Solutions U.S. Equity ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$28,672,425	$—	$—	$28,672,425
Real Estate Investment Trusts	142,091	—	—	142,091
Warrants	87	—	—	87
Money Market Funds	142,265	—	—	142,265
Total Investments	$28,956,868	$—	$—	$28,956,868

Carbon Collective Short Duration Green Bond ETF

Investments	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$9,540,006	$—	$9,540,006
Foreign Corporate Bonds	—	895,476	—	895,476
Money Market Funds	1,147,871	—	—	1,147,871
Total Investments	$1,147,871	$10,435,482	$—	$11,583,353

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

Notes to Financial Statements	Carbon Collective ETFs
July 31, 2024

As of July 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from Real Estate Investment Trusts (“REITs”) generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the Nasdaq Stock Market, LLC (“NASDAQ”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications are primary due to adjustments for redemptions in-kind. These reclassifications have no effect on net assets or NAV per share. For the year/period ended July 31, 2024, the following reclassification adjustments were made:

Fund	Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)
Carbon Collective Climate Solutions U.S. Equity ETF	$441,864	$(441,864)
Carbon Collective Short Duration Green Bond ETF	—	—

During the year ended July, 31, 2024, the Carbon Collective Climate Solutions U.S. Equity ETF realized $441,864 in net capital gains resulting from in-kind redemptions, in which Authorized Participants exchanged Fund shares for securities held by Carbon Collective Climate Solutions U.S. Equity ETF rather than for cash. Because such gains are not taxable to the Carbon Collective Climate Solutions U.S. Equity ETF, and are not distributed to shareholders, they have been reclassified from distributable (accumulated) earnings (losses) to paid-in capital.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to Financial Statements	Carbon Collective ETFs
July 31, 2024

J.	Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Carbon Collective Climate Solutions U.S. Equity ETF is currently evaluating the impact of these amendments on the financial statements. The Carbon Collective Short Duration Green Bond ETF launched after the effective date and Tidal Investments determined that there were no impact of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENTS RISKS

Climate Change Consideration Risk (Carbon Collective Climate Solutions U.S. Equity ETF Only). Applying climate change and other filters to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use these criteria. As a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. Additionally, the Fund will be more susceptible to events or factors affecting market segments that are focused on climate change solutions.

“Green” Bond Investment Consideration Risk (Carbon Collective Short Duration Green Bond ETF Only). The Fund’s emphasis on “green” and “sustainable” bonds may result in the exclusion of certain securities, potentially causing the Fund to miss market opportunities and at times, underperform compared to less environmentally selective funds. This concentration increases exposure to specific market segments involved in environmental solutions, leading to greater volatility in the Fund’s portfolio. Additionally, the evolving nature of societal and governmental responses to climate change, along with rapid technological advancements, may affect the performance and relevance of such bonds. The Fund also faces the risk of differing interpretations of what constitutes effective climate change solutions, which can impact investment decisions and outcomes. Additionally, the Fund’s exclusion criteria may result in the Fund not being able to invest in “green” or “sustainable” bonds of certain companies.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risk, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds — Principal Risks of Investing in The Funds.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Carbon Collective Climate Solutions U.S. Equity ETF	0.35%
Carbon Collective Short Duration Green Bond ETF	0.50%

Notes to Financial Statements	Carbon Collective ETFs
July 31, 2024

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fee incurred are paid monthly to the Adviser. Investment Advisory Fee for the year/period ended July 31, 2024 are disclosed in the Statements of Operations.

The Sub-Advisers, Carbon Collective Investing, LLC and Artesian Capital Management LP, serve as sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, the Sub-Advisers are responsible for the day-to-day management of the Funds’ portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. For its services, the Sub-Advisers are paid a fee by the Adviser, which is calculated daily and paid monthly. Carbon Collective Investing, LLC, has agreed to assume all of the Adviser’s obligation to pay all expenses incurred by the Carbon Collective Climate Solutions U.S. Equity ETF. Artesian Capital Management LP has agreed to assume all expenses, until at such time that the Fund generates a profit. Following this agreement, Artesian Capital Management LP and Carbon Collective Investing, LLC, have agreed to split all expenses incurred. For assuming the payment obligation, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Funds’ Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds. Directors, officers, and any member of any advisory board of the Funds are compensated through the unitary management fee paid by the Funds to the advisor and not directly by the Funds. The Investment Advisory Fee paid is included in the Financial Statements.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Funds assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year/period ended July 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Carbon Collective Climate Solutions U.S. Equity ETF	$4,314,086	$4,353,536
Carbon Collective Short Duration Green Bond ETF	13,937,823	5,603,200

For the year/period ended July 31, 2024, there were no purchases or sales of long-term U.S. government securities.

Notes to Financial Statements	Carbon Collective ETFs
July 31, 2024

For the year/period ended July 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Carbon Collective Climate Solutions U.S. Equity ETF	$9,289,672	$1,414,537
Carbon Collective Short Duration Green Bond ETF	—	—

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year/period ended July 31, 2024, was as follows:

Distributions paid from:	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
Ordinary Income	$184,511	$105,973

The tax character of distributions paid during the fiscal period ended July 31, 2023, was as follows:

Distributions paid from:	Carbon Collective Climate Solutions U.S. Equity ETF
Ordinary Income	$36,414

At July 31, 2024, the Funds’ fiscal period end, the components of distributable earnings on a tax basis were as follows:

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
Investments, at cost(1)	$28,517,467	$11,495,881
Gross tax unrealized appreciation	5,734,041	87,559
Gross tax unrealized depreciation	(5,294,640)	(87)
Net tax unrealized appreciation (depreciation)	439,401	87,472
Undistributed ordinary income (loss)	66,245	41,548
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	66,245	41,548
Other accumulated gain (loss)	(198,754)	—
Total distributable earnings	$306,892	$129,020

(1)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and mark-to-market adjustments for passive foreign investment companies.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of the Funds’ next taxable year. As of the most recent fiscal period ended July 31, 2024, the Funds had not elected to defer any late year losses or post-October losses.

As of the most recent fiscal period ended July 31, 2024, the Carbon Collective Climate Solutions U.S. Equity ETF had short-term capital loss carryovers of $108,103, and long -term capital loss carryovers of $90,651, which do not expire. As of the most recent fiscal period ended July 31, 2024, the Carbon Collective Short Duration Green Bond ETF had no short-term capital loss carryovers and no long-term capital loss carryovers.

Notes to Financial Statements	Carbon Collective ETFs
July 31, 2024

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on The Nasdaq Stock Market, LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Carbon Collective Climate Solutions U.S. Equity ETF is $500 and the Carbon Collective Short Duration Green Bond ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no other subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	Carbon Collective ETFs
July 31, 2024

To the Shareholders of Carbon Collective ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Carbon Collective Climate Solutions U.S. Equity ETF and Carbon Collective Short Duration Green Bond ETF (the “Funds”), each a series of Tidal Trust II, as of July 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Carbon Collective Climate Solutions U.S. Equity ETF	For the year ended July 31, 2024	For the year ended July 31, 2024 and for the period from September 19, 2022 (commencement of operations) through July 31, 2023
Carbon Collective Short Duration Green Bond ETF	For the period from April 11, 2024 (commencement of operations) through July 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Tidal Investment LLC’s Investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 27, 2024

Other Non-Audited Information	Carbon Collective ETFs
July 31, 2024

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended July 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Carbon Collective Climate Solutions U.S. Equity ETF	100.00%
Carbon Collective Short Duration Green Bond ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2024, was as follows:

Carbon Collective Climate Solutions U.S. Equity ETF	76.12%
Carbon Collective Short Duration Green Bond ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal period ended July 31, 2024, was as follows:

Carbon Collective Climate Solutions U.S. Equity ETF	6.69%
Carbon Collective Short Duration Green Bond ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 13, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Carbon Collective Short Duration Green Bond ETF (“Carbon Collective ETF” or the “Fund”);

•	an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser and Carbon Collective, LLC (“Carbon Collective”) with respect to the Carbon Collective ETF; (the Sub-Advisory Agreement together with the Advisory Agreement, referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on February 13, 2024. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and the Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

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Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and, Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub- Adviser, the

Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub- Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Morningstar peer group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

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The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services. The Board considered each of this fee in light of the services being provided. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that Artesian Capital Management LP and Carbon Collective Investing, LLC are acting as sponsors for the Carbon Collective ETF and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the adviser of a certain amount, fall below the level of the unitary fee, the adviser would pay any remaining portion of the unitary fee to the sponsors out of its profits. The Board concluded that the proposed fees were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee is paid to the Sub-Adviser out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from their relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the fee is paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fees.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Agreement is fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

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Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2024

* Print the name and title of each signing officer under his or her signature.

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